Global Diversified Inc Fund (Prospectus Summary): | Global Diversified Inc Fund
GLOBAL DIVERSIFIED INCOME FUND

Supplement dated March 16, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

GLOBAL DIVERSIFIED INCOME FUND

On or about March 30, 2012, make the following changes.

Under the Principal Investment Strategies heading, delete the seventh paragraph (it begins “A portion of the Fund’s assets may be invested in a diversified portion of bonds”) and substitute:

A portion of the Fund’s assets may be invested in a diversified portfolio of fixed income securities and derivative instruments issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets.  Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index) and any country included in any J.P. Morgan emerging market bond index. These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Typically, non-dollar currency exposure will not be hedged.

In the Performance section, add this paragraph immediately above the Total Returns as of December 31 heading:

Effective March 31, 2012, the weightings for the Global Diversified Income Custom Index will change to the following: 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index; 20% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index; 14% J.P. Morgan EMBI Global Diversified Index; 5% MSCI All Country World Value Index; 6% Tortoise Midstream MLP Index; 7% blend of 65% S&P 500 Utilities Index, 25% S&P 500 Telecom Services Index and 10% S&P 500 Energy Index; 5% FTSE EPRA/NAREIT Developed Index; and 5% Barclays Capital Investment Grade CMBS Index.

In the Average Annual Total Returns table, add:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Life of Fund
J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes) Global Diversified Inc Fund	J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	7.35%	17.85%